UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name: PIMCO MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2006

Date of Reporting Period: December 31, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES–89.8%
	Alabama–1.4%
	Birmingham, GO, Ser. B (AMBAC),
$1,000	5.00%, 12/1/27	Aaa/AAA	$ 1,034,150
2,560	5.00%, 12/1/32	Aaa/AAA	2,638,208
5,000	Birmingham Baptist Medical Center Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	4,874,650
1,500	Colbert Cnty, Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,512,825
			10,059,833
	Alaska–0.7%
	State Housing Finance Corp., Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,968,874
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,012,880
			4,981,754
	Arizona–0.6%
2,200	Health Facs. Auth. John C. Lincoln Health Network Rev., 7.00%, 12/1/25 (Pre-refunded @ $102, 12/01/10) (a)	NR/BBB	2,573,714
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,562,220
			4,135,934
	California–7.8%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	1,006,560
2,000	Chula Vista Community Fac. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	2,012,300
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
27,585	6.25%, 6/1/33	Baa3/BBB	30,033,720
21,000	6.75%, 6/1/39	Baa3/BBB	23,511,810
			56,564,390
	Colorado–2.7%
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A	Aaa/AAA	1,814,220
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,803,763
2,820	5.00%, 12/1/27, Ser. A	Aaa/AAA	2,933,336
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,560,285
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,563,915
	La Plata Cnty. School Dist. No. 9-R, Durango, GO (MBIA) (Pre-refunded @ $100, 11/1/12) (a),
1,000	5.25%, 11/1/23	Aaa/NR	1,096,440
2,000	5.25%, 11/1/25	Aaa/NR	2,192,880
4,000	Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,122,160
2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	2,579,375
			19,666,374

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Florida–6.5%
$3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	$3,504,708
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B	A2/A+	8,360,000
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,586,525
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,553,414
1,000	Orange Cnty. Housing Finance Auth. Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,028,840
15,000	Pinellas Cnty. Health Facs. Auth. Rev., Baycare Health, 5.50%, 11/15/33	A1/NR	15,824,400
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33	Aa3/AA−	7,782,000
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,845,833
			46,485,720
	Georgia–0.6%
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,188,680
	Idaho–1.0%
	State Building Auth. Building Rev., Ser. A (XLCA)
1,000	5.00%, 9/1/33	Aaa/AAA	1,036,430
5,750	5.00%, 9/1/43	Aaa/AAA	5,948,778
			6,985,208
	Illinois–8.2%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,321,573
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,734,752
3,456	6.75%, 12/1/32	NR/NR	3,750,797
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C (FSA) (Pre-refunded @ $100,12/1/11) (a)	Aaa/AAA	5,383,050
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	166,080
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,120,570
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,242,900
4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	4,117,840
2,500	Chicago Water Rev., 5.00%, 11/1/31 (AMBAC) (Pre-refunded @ $100, 11/1/11) (a)	Aaa/AAA	2,682,250
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,955,092
220	5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	238,856
165	5.25%, 7/1/41	Aa1/AA	174,080
4,160	5.25%, 7/1/41 (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,539,978
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev.,
	McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,545,912

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Illinois (continued)
$4,300	Round Lake, Special Tax Rev., 6.70%, 3/1/33	NR/NR	$4,558,946
1,175	State Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,237,592
3,050	University of Illinois Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,137,474
			58,907,742
	Indiana–3.8%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	7,774,236
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A (FSA) (Pre-refunded @ $100, 9/15/13) (a)	Aaa/AAA	3,312,960
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	B1/B	1,017,967
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,174,350
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,265,900
1,000	zero coupon, 7/15/21	Aaa/AAA	495,020
1,000	zero coupon, 1/15/22	Aaa/AAA	480,920
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,043,470
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,502,730
3,455	Valparaiso, Middle Schools Building Corp. Rev., 5.00%, 7/15/24 (MBIA)	Aaa/AAA	3,596,068
			27,663,621
	Iowa–1.5%
1,000	Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%, 6/1/35, Ser. B (Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	1,099,450
11,010	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	10,001,264
			11,100,714
	Kentucky–0.9%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,038,400
4,600	St. Luke's Hospital, 6.00%, 10/1/19	A3/A	5,181,164
			6,219,564
	Louisiana–0.9%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	5,066,000
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,673,681
			6,739,681
	Maryland–0.2%
1,500	State Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,590,735

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Massachusetts–3.4%
$1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	Baa1/BBB	$1,063,440
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ., 5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,317,450
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,993,666
3,225	State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,351,065
7,555	State Water Resources Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,793,663
			24,519,284
	Michigan–7.0%
12,240	Detroit Water Supply System, 5.00%, 7/1/34, Ser. B (MBIA)	Aaa/AAA	12,743,798
5,000	State Building Auth. Rev., 5.00%, 10/15/26, Ser. III (FSA)	Aaa/AAA	5,212,550
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	161,732
4,000	Henry Ford Health System, 5.00%, 3/1/17	A1/A	4,158,160
5,405	Oakwood Group, 5.75%, 4/1/32, Ser. A	A2/A	5,708,653
575	Oakwood Group, 6.00%, 4/1/22, Ser. A	A2/A	626,255
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa3/AA−	21,040,200
1,000	State Technical Univ., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,033,650
			50,684,998
	Minnesota–0.3%
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,510,376
	Mississippi–0.6%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB−	3,046,500
1,250	5.90%, 5/1/22	Ba1/BBB−	1,271,388
			4,317,888
	Missouri–3.0%
4,000	Bi-State Dev. Agcy. Rev., Missouri Illinois Met. Dist., 5.00%, 10/1/32 (FSA)	Aaa/AAA	4,161,040
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,380,226
	St. Louis Industrial Dev. Auth. Rev. (GNMA)
1,500	5.125%, 12/20/29	NR/AAA	1,542,360
1,500	5.125%, 12/20/30	NR/AAA	1,533,405
4,365	State Environmental Impt. & Energy Resources Auth., Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	4,604,333
7,500	State Health & Educational Facs. Auth., Health Facs., St. Anthony's Medical Center, 6.25%, 12/1/30 (Pre-refunded @ $101, 12/1/10) (a)	A2/A	8,478,000
			21,699,364
	Montana–1.6%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,739,038

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Nevada–0.6%
$3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West, 5.125%, 7/1/28	A3/A−	$3,374,325
980	Henderson Local Impt. Dists., Special Assessment, 5.80%, 3/1/23	NR/NR	1,010,478
			4,384,803
	New Hampshire–0.7%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aaa/AAA	1,567,635
3,250	5.00%, 12/1/34	Aaa/AAA	3,376,685
			4,944,320
	New Jersey–4.7%
1,000	Camden Cnty., Improvement Auth., 5.00%, 2/15/35, Ser. A	Baa3/BBB	986,360
1,540	Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27 (Pre-refunded @ 102, 2/15/07) (a)	Baa3/BBB	1,612,904
4,500	Economic Dev. Auth., Economic Dev. Rev., Kapkowski Rd. Landfill, 6.50%, 4/1/28	Baa3/NR	5,237,010
300	Economic Dev. Auth., Industrial Dev. Rev., Newark Airport, 7.00%, 10/1/14	Ba3/NR	308,460
	Health Care Facs. Financing Auth. Rev.,
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	NR/B+	2,967,030
2,000	Somerset Medical Center, 5.50%, 7/1/33	Baa3/NR	2,031,860
2,500	Middlesex Cnty. Pollution Control Auth., Rev., 5.75%, 9/15/32	Ba1/BBB−	2,623,750
2,000	South Port Corp., Rev., 5.10%, 1/1/33	NR/A	2,071,020
1,500	State Educational Fac. Auth. Rev., Fairleigh Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	1,601,415
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37	Baa3/BBB	544,136
1,000	6.125%, 6/1/24	Baa3/BBB	1,087,550
230	6.125%, 6/1/42	Baa3/BBB	241,196
350	6.25%, 6/1/43	Baa3/BBB	379,936
10,750	6.75%, 6/1/39	Baa3/BBB	12,000,332
			33,692,959
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,012,710
	New York–5.5%
10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B	A2/A	10,600,100
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,188,150
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,551,105
	State Dormitory Auth. Rev.,
11,590	Memorial Sloan-Kettering Center, 5.00%, 7/1/34, Ser. 1	Aa2/AA	11,932,600
4,000	Saint Barnabas Hospital, 5.125%, 2/1/22, Ser. A (AMBAC-FHA)	Aaa/AAA	4,238,720

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	New York (continued)
$3,800	State Personal Income Tax, 5.00%, 3/15/32 (Pre-refunded @ $100, 3/15/13) (a)	A1/AA	$4,121,822
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,093,520
			39,726,017
	North Carolina–1.6%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A	Aa3/AA	2,056,020
	Eastern Municipal Power Agcy, Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,069,380
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,056,120
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	4,034,275
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,553,490
			11,769,285
	Ohio–0.4%
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA−	2,606,575
	Oklahoma–0.5%
3,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	3,534,965
	Pennsylvania–3.8%
4,350	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	5,158,882
1,500	Cumberland Cnty. Auth. Retirement Community Rev., Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A	NR/NR	1,613,190
3,250	Delaware River Joint Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,377,465
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke's Bethlehem Hospital, 5.375%, 8/15/33	Baa1/BBB	3,089,460
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D ( FGIC)	Aaa/AAA	5,273,750
2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	2,618,425
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev., 5.00%, 12/1/28 (Partially pre-refunded 6/1/08 @ $101) (a)	Aa2/NR	6,318,207
			27,449,379
	Puerto Rico–0.3%
2,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	2,266,836
	South Carolina–2.1%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,814,475
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A−	6,971,819
			14,786,294
	Tennessee–0.2%
1,250	Knox Cnty. Health Educational & Housing Facs. Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,300,938

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Texas–10.8%
$4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A (PSF-GTD)	NR/AAA	$4,290,021
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,595,625
1,300	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB−	1,382,225
	Denton Independent School Dist., GO
6,000	zero coupon, 8/15/26 (PSF-GTD)	Aaa/AAA	1,980,480
6,000	zero coupon, 8/15/27 (PSF-GTD)	Aaa/AAA	1,862,280
5,000	zero coupon, 8/15/28 (PSF-GTD)	Aaa/AAA	1,460,050
6,000	zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	1,648,980
2,000	zero coupon, 8/15/30 (PSF-GTD)	Aaa/AAA	516,900
8,000	zero coupon, 8/15/31 (PSF-GTD)	Aaa/AAA	1,945,280
4,400	Harris Cnty., GO, 5.125%, 8/15/31 (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,751,164
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (MBIA) (Pre-refunded @ $101, 7/1/09) (a)	Aaa/AAA	5,366,750
2,750	St. Luke's Episcopal Hospital, 5.375%, 2/15/26, Ser. A (Pre-refunded @ $100, 8/15/11) (a)	NR/AA−	2,992,990
19,500	Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)	Aaa/AAA	20,347,860
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,170,366
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A (FSA) (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	5,364,400
7,000	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	7,195,230
415	Leander Independent School Dist., GO, 5.00%, 8/15/32 (PSF-GTD)	NR/AAA	428,649
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD)
3,825	zero coupon, 8/15/15	NR/AAA	2,541,254
1,365	zero coupon, 8/15/16	NR/AAA	841,468
1,000	zero coupon, 8/15/18	NR/AAA	551,070
1,000	zero coupon, 8/15/19	NR/AAA	521,280
1,000	zero coupon, 8/15/20	NR/AAA	493,580
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,170,571
2,000	University of Texas, 5.00%, 7/1/26, Ser. B	Aaa/AAA	2,101,580
			77,520,053
	Utah–0.8%
1,750	County of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	1,784,195
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,253,135
			6,037,330

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Washington–4.9%
$6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	$6,629,745
3,000	Port Seattle, Rev., 5.00%, 9/1/24 (FGIC)	Aaa/AAA	3,123,780
23,545	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	25,315,349
			35,068,874
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	586,902

	Total Municipal Bonds & Notes (cost—$608,488,255)		647,449,138

VARIABLE RATE NOTES (b)(c)(d)–9.9%
	Arizona–0.2%
1,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 9.95%, 1/1/35, Ser. 1227	Aa2/NR	1,252,750
	Colorado–0.4%
2,490	City of Colorado Springs, 8.919%, 11/15/30, Ser. 457	Aa2/NR	2,875,751
	Florida–0.4%
2,554	State Department of Transportation Turnpike Rev., 8.67%, 7/1/31, Ser. 1128	Aa2/NR	2,788,457
	Illinois–0.3%
1,990	Dev. Finance Auth., Gas Supply Rev., 8.395%, 2/1/33 (AMBAC)	NR/NR	2,295,564
	Michigan–1.8%
	Detroit Water Supply System
5,720	8.259%, 1/1/11 (MBIA)	NR/AAA	7,069,977
4,990	8.580%, 7/1/11 (FSA)	NR/AAA	6,264,346
			13,334,323
	New York–2.8%
7,770	Liberty Dev. Corp. Rev., 8.20%, 10/1/35, Ser. 1183	Aa3/NR	10,951,349
1,636	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 9.95%, 6/15/37, Ser. 1226	Aa2/NR	1,954,038
6,000	State Dormitory Auth., Univ. & College Impt., 9.95%, 3/15/35, Ser. 1216	AA/NR	7,117,200
			20,022,587
	Ohio–0.5%
	Ohio Air Quality Dev. Auth. (FGIC) ,
1,000	8.95%, 1/1/34, Ser. 1219	Aaa/NR	1,068,500
2,075	8.95%, 1/1/34, Ser. 1223	Aaa/NR	2,216,972
			3,285,472
	Texas–1.9%
1,705	Crowley Independent School Dist., GO, 7.68%, 8/1/35, Ser. 1171 (PSF-GTD)	Aaa/NR	1,815,757
2,450	Dallas Area Rapid Transit Rev., 7.684%, 12/1/32 (FGIC)	NR/NR	2,869,758

PIMCO Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Texas (continued)
$2,028	Denton Independent School Dist., GO, 9.91%, 8/15/33, Ser. 951 (PSF-GTD)	Aaa/NR	$2,348,453
1,870	Mansfield Independent School Dist., GO, 8.370%, 2/15/28 (PSF-GTD)	NR/NR	2,318,015
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB−	2,015,620
2,060	University of Texas Rev., 7.847%, 8/15/33	NR/NR	2,457,807
			13,825,410
	Washington–1.6%
	King Cnty., Sewer Rev.,
1,520	8.489%, 7/1/11 (FGIC)	NR/AAA	1,873,400
3,000	9.95%, 1/1/35, Ser. 1200 (FSA)	NR/NR	3,421,500
3,655	Port Tacoma, GO, 8.073%, 12/1/33 (AMBAC)	NR/NR	4,424,853
1,510	Seattle Drain & Wastewater Rev., 8.516%, 7/1/10 (FGIC)	NR/NR	1,816,998
			11,536,751

	Total Variable Rate Notes (cost–$65,515,839)		71,217,065

U.S. TREASURY BILLS (f)–0.3%
2,355	3.81%-3.88%,3/2/06-3/16/06 (cost–$2,336,880)		2,336,880
	Total Investments before options written (cost–$676,340,974)–100.0%		721,003,083

OPTIONS WRITTEN (e)–(0.0)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
256	strike price $110, expires 2/24/06		(140,000)
478	strike price $111, expires 2/24/06		(119,500)
			(259,500)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
275	strike price $106, expires 2/24/06		(21,484)
478	strike price $107, expires 2/24/06		(74,688)
			(96,172)

	Total Options Written (premiums received–$482,376)		(355,672)
	Total Investments net of options written (cost–$675,858,598)–100.0%		$720,647,411

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest/Tax Exempt Municipal Bonds – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2005.

(e)	Non-income producing.

(f)	All or partial amount segregated as initial margin on futures contracts or collateral for options written.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CP – Certificates of Participation

CR – Custodian Receipt

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF  –  Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at December 31, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: U.S. Treasury Notes 5 yr. Futures	$99,200	3/22/06	$8,297
Short: U.S. Treasury Bond Futures	(162,000)	3/22/06	(3,575,672)
U.S. Treasury Note 10 yr. Futures	(17,900)	3/22/06	(177,797)
			$(3,745,172)

(2) Transactions in options written for the twelve months ended December 31, 2005:

	Contracts	Premiums
Options outstanding, September 30, 2005	2,494	$682,598
Options written	1,487	482,376
Options expired	(2,494)	(682,598)
Options outstanding, December 31, 2005	1,487	$482,376

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 15, 2006